[USAA                        USAA MUTUAL FUND, INC.
EAGLE                        AGGRESSIVE GROWTH FUND
LOGO (R)]                         GROWTH FUND
                            FIRST START GROWTH FUND
                        SUPPLEMENT DATED JANUARY 16, 2004
                            TO EACH FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2003

EFFECTIVE IMMEDIATELY JAMES A. HILLARY CO-MANAGES THE AGGRESSIVE GROWTH FUND, GROWTH FUND, AND FIRST START GROWTH FUND. PAGE 15 OF THE AGGRESSIVE GROWTH FUND'S PROSPECTUS, PAGE 17 OF THE GROWTH FUND'S PROSPECTUS, AND PAGE 16 OF THE FIRST START GROWTH FUND'S PROSPECTUS ARE AMENDED TO ADD THE FOLLOWING LANGUAGE.

James A. Hillary is one of the co-portfolio managers of the Fund with Mr. Marsico. Mr. Hillary has 14 years of experience as a securities analyst and portfolio manager and was a founding member of Marsico. Prior to joining Marsico Capital in 1997, Mr. Hillary was a portfolio manager at W.H. Reaves, a New Jersey-based money management firm. He holds a bachelor's degree from Rutgers University and a law degree from Fordham University.

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